IPP SOLAR PARKS, INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2019
IPP solar parks
Property, plant and equipment
Schedule of property, plant and equipment
	Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development	Completed solar parks	Total
	Thousand US$	Thousand US$	Thousand US$
At January 1, 2018	52,631	393,189	445,820
Additions	41,953	770	42,723
Reclassified as held for sale (Note 19)	(9,983)	(52,052)	(62,035)
Transfer to investment property	—	(265)	(265)
Disposal of solar parks (Note a)	(5,328)	(12,533)	(17,861)
Disposals of subsidiaries (Note a)	—	(3,471)	(3,471)
Transfer	(44,327)	44,327	—
Exchange adjustment	(117)	3,769	3,652
At December 31, 2018	34,829	373,734	408,563
Additions	43,516	637	44,153
Transfer to investment property	—	(2,213)	(2,213)
Disposals of IPP (Note a)	—	(564)	(564)
Disposals of subsidiaries (Note a)	—	(131,068)	(131,068)
Transfer	(16,445)	16,445	—
Exchange adjustment	323	2,023	2,346
At December 31, 2019	62,223	258,994	321,217
DEPRECIATION AND IMPAIRMENT
At January 1, 2018	9,387	39,028	48,415
Provided for the year	—	19,414	19,414
Impairment provided for the year	1,785	2,756	4,541
Reclassified as held-for-sale (Note 19)	(7,862)	(7,006)	(14,868)
Disposal of subsidiaries (Note a)	—	(1,056)	(1,056)
Disposal of IPP Solar Parks (Note a)	—	(1,459)	(1,459)
Exchange adjustments	—	526	526
At December 31, 2018	3,310	52,203	55,513
Provided for the year	—	11,720	11,720
Impairment provided for the year	2,829	57	2,886
Disposal of subsidiaries (Note a)	—	(9,751)	(9,751)
Disposal of IPP Solar Parks (Note a)	—	(558)	(558)
Exchange adjustments	1	293	294
At December 31, 2019	6,140	53,964	60,104
CARRYING VALUES
At December 31, 2018	31,519	321,531	353,050
At December 31, 2019	56,083	205,030	261,113

(a)	Depreciation is calculated using the straight-line method over the estimated useful lives of 20 to 30 years for completed solar parks.